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         U.S. Securities and Exchange Commission, Washington, D.C. 20549

            ANNUAL NOTICE OF SECURITIES SOLD, PURSUANT TO RULE 24F-2


1.       Name and address of issuer:       SCHWAB INVESTMENTS
                                           101 MONTGOMERY STREET
                                           SAN FRANCISCO, CA  94104

2.       Name of each series or class of funds for which this is filed:

         SCHWAB 1000 FUND
         SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
         SCHWAB LONG-TERM TAX-FREE BOND FUND
         SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
         SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
         SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND
         SCHWAB LONG-TERM GOVERNMENT BOND FUND

3.       Investment Company Act File Number:       811-6200
         Securities Act File Number:               33-37459

4.       Last day of fiscal year for which this notice is filed: AUGUST 31, 1995

5. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         0

6. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

         Number:             6,698,278
         Amount:           $74,082,959


7. Number and aggregate sale price of securities sold during the fiscal year:

         Number:            31,031,867
         Amount:          $384,991,482

8. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f- 2:

         Number:            24,333,589
         Amount:          $310,908,523

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9.       Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 8):

         $310,908,523

         (ii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

         - $326,070,987

         (iii) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i) less line (ii)] (if applicable):

         $0

         (iv) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

         X 1/29 OF 1%

         (v) Fee due [line (iii) multiplied by line (iv)]:

         $0


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                       By:  /s/ William J. Klipp
                            ---------------------------------------------------
                            William J. Klipp
                            Senior Vice President and Chief Operating Officer


Date:  October 20, 1995

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                            [Ropes & Gray Letterhead]


                                           October 18, 1995


Schwab Investments
c/o Charles Schwab
 Investment Management, Inc.
101 Montgomery Street, Suite 1M-19
San Francisco, CA   94104

Ladies and Gentlemen:

         You have informed us that you intend to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of units of beneficial interest, $.00001 par value, in the amount of $310,908,523 belonging to the following series of Schwab Investments: the Schwab 1000 Fund, the Schwab Short/Intermediate Government Bond Fund (formerly, the Schwab U.S. Government Bond Fund-Short/Intermediate Term), the Schwab Long-Term Government Bond Fund, the Schwab Short/Intermediate Tax-Free Bond Fund, the Schwab Long-Term Tax-Free Bond Fund (formerly, the Schwab National Tax-Free Bond Fund), the Schwab California Short/Intermediate Tax-Free Bond Fund and the Schwab California Long-Term Tax-Free Bond Fund (formerly, the Schwab California Tax-Free Bond
Fund) (the "Shares"), sold in reliance upon the Rule during your fiscal year ended August 31, 1995.

         We have examined your Declaration of Trust on file in the office of the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston. We are familiar with the action taken by your Trustees to authorize the issue and sale from time to time of your authorized and unissued Shares at not less than the public offering price, and have assumed that the Shares have been issued and sold in accordance with such actions, and that appropriate action has been taken to qualify or register the sale of the Shares under any applicable state laws regulating offerings and sales of securities. We have also examined a copy of your By-laws and such other documents as we have deemed necessary for the purposes of this opinion. You are from time to time referred to herein as the "Trust."

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Schwab Investments
October 18, 1995
Page 2


         Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of the property of the Trust for all loss and expense of any shareholder of the Trust held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of being a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         We consent to this opinion accompanying the Notice when filed with the Commission.


                                                   Very truly yours,

                                                   /s/ Ropes & Gray

                                                   Ropes & Gray